AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 1999

                           REGISTRATION NOS. 333-28339
                                    811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                       POST-EFFECTIVE AMENDMENT NO. 9                   [X]
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                               AMENDMENT NO. 12                         [X]

                                    PROFUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
                                 (301) 657-1970
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
          MICHAEL L. SAPIR, CHAIRMAN             WITH A COPY TO:
           PROFUND ADVISORS LLC                  WILLIAM J. TOMKO
       7900 WISCONSIN AVENUE, SUITE 300        BISYS FUND SERVICES
        Bethesda, Maryland 20814                3435 Stelzer Road
                                              Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:


------   Immediately upon filing pursuant to paragraph (b)

------   60 days after filing pursuant to paragraph (a) (1)
   X
------   75 days after filing pursuant to paragraph (a) (2)

------   On (date) pursuant to paragraph (b)

------   On (date) pursuant to paragraph (a)(1)

------   On (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following:

------ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


     This Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding three new series of Registrant to the Registration Statement. Accordingly, this Post-Effective Amendment No. 9 does not relate to the nine existing "ProFund" series and eleven "ProFund VP" series of Registrant, disclosure concerning which is hereby incorporated by reference from the following documents (File Nos. 333-28339, 811-08239): (1) "ProFund" Prospectus dated May 1, 1999 and supplemented September 20, 1999 and October 19, 1999 and Statement of Additional Information dated May 1, 1999 (revised October 19, 1999), each as filed pursuant to Rule 497 under the Securities Act of 1933; (2) "ProFund VP" Prospectus and Statement of Additional Information dated October 18, 1999, included in Post-Effective Amendment No. 8 to the Registration Statement as filed pursuant to Rule 485(b) under the Securities Act of 1933.

                                                       [        ], 2000

                                                       PROSPECTUS


ProFunds No-Load Mutual Funds

UltraSmall-Cap ProFund

UltraMid-Cap ProFund

UltraJapan ProFund

[Logo]

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Overview and Investment Objectives

         Each of the no-load ProFunds described in this prospectus ("ProFunds") seeks a daily return equal to double of the performance of a particular stock market index.*

         .UltraSmall-Cap   ProFund  -  seeks  daily   investment   results  that
         correspond  to twice  (200%) the  performance  of the  Russell  2000(R)
         Index.

         .UltraMid-Cap ProFund - seeks daily investment results that correspond to twice (200%) the performance of the S&P MidCap 400 Index(R).

         .UltraJapan ProFund - seeks daily investment results that correspond to twice (200%) the performance of the Nikkei 225 Stock Average.

         If a ProFund is successful is in meeting its objective, it should gain approximately twice as much as its benchmark index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

         This chart summarizes the daily objective of the ProFunds:
                  ProFund  Index            Daily Objective   Types of Companies in Index
                  Ultra             Russell 2000     Double            Diverse, small capitalization
                  Small-Cap
                  UltraMid-Cap      S&P MidCap       Double            Diverse, widely traded, mid-sized
                                    400                                capitalization companies
                  UltraJapan        Nikkei 225       Double            Large capitalization, widely
                                    Stock Average                      traded Japanese stocks

         * The securities indexes that the ProFunds use as their benchmark are described below under "Benchmark Index."

Strategy

         The  ProFunds'   investment   advisor,   ProFund   Advisors  LLC,  uses
         quantitative  and  statistical  analysis  it  developed  in  seeking to achieve each ProFund's investment  objective.  This analysis determines the  type,  quantity  and mix of  investment  positions  that a ProFund should hold to approximate the performance of its benchmark.

         The ProFunds may invest in stocks that ProFund Advisors believe should simulate the movement of the applicable underlying index. In addition, the ProFunds may invest in the following instruments as a substitute for investing directly in stocks, achieving leverage and for other purposes:

         . Futures contracts on stock indexes, and options on futures contracts;
         and

         .  Financial   instruments  such  as  equity  caps,  collars,   floors,
         depository receipts, and options on securities and stock indexes.

         The ProFunds generally invest in the above instruments to produce economically "leveraged" investment results. Leverage is a way to change small market movements into larger changes in the value of a ProFund's investments.

         The UltraJapan  ProFund  invests in financial  instruments  with values
         that  reflect  the   performance   of  certain  stocks  of  Japan-based
         companies.

Investment Risks

         Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any of the ProFunds will achieve its objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives.

         In  addition,   the  ProFunds  present  some  risks  not  traditionally
         associated  with most mutual  funds.  It is  important  that  investors closely review and  understand  these risks before making an investment in the ProFunds.

         The  following  chart  summarizes  certain  risks  associated  with the
ProFunds:

                                                                                        Small
                                                                                   Capitalization    Mid-Capitalization
                           Market Risk       Leverage Risk      Foreign Risk            Risk               Risk
UltraSmall-Cap                    X                  X                                    X
UltraMid-Cap                      X                  X                                                      X
UltraJapan                        X                  X                 X

         These and other risks are described below.

Certain Risks Associated with Particular ProFunds

 .Small Company Investment Risk the UltraSmall-Cap ProFund could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

         . Small company stocks tend to have greater fluctuations in price than the stocks of large companies.

         . There can be a shortage of reliable information on certain small companies, which at times can pose a risk.

         . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and as a result such setbacks could have a greater effect on the companies share price.

         . Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

 .Mid-Cap Company Investment Risk The UltraMid-Cap ProFund could experience risks that a fund which invests in primarily large capitalized, widely traded companies would not. Such risks could include:

         . Mid-Cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies.

         . Stocks of mid-sized  companies  could be more  difficult to liquidate
         during  market  downturns   compared  to  larger,   more  widely-traded
         companies.

 .Foreign Investment Risk The UltraJapan ProFund entails the risk of foreign investing, which may involve risks not typically associated with investing in U.S. securities alone:

         . Japan has accounting  and disclosure  standards that differ from U.S.
         standards. Accordingly, this ProFund may not have access to adequate or reliable company information.

         . The UltraJapan ProFund will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in the benchmark index are located.

         . Securities purchased by this ProFund may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

Risks in Common

Each ProFund faces certain risks in common:

         . Leverage Risk The ProFunds employ  leveraged  investment  techniques.
         Leverage is the ability to get a return on a capital base that is larger than a ProFund's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

         . Market Risk The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific industries or companies. Shareholders should lose money when the index underlying their benchmark declines. These indexes are discussed in the next section.

         . Liquidity Risk In certain circumstances, such as a disruption of the orderly markets for the financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

         .  Correlation  Risk While  ProFund  Advisors  expects that each of the
         ProFunds will track its benchmark with an average correlation of .90 or better over a year, there can be no guarantee that the ProFunds will be able to achieve this level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment goal.

         .   Non-Diversification   Risk   The   ProFunds   are   classified   as
         "non-diversified"  under the  federal  securities  laws.  They have the
         ability  to   concentrate  a  relatively   high   percentage  of  their
         investments  in the  securities  of a small  number  of  companies,  if
         ProFund  Advisors  determines that doing so is the most efficient means of tracking the relevant benchmark.  This would make the performance of
         a  ProFund  more  susceptible  to  a  single  economic,   political  or
         regulatory  event  than  a  more  diversified  mutual  fund  might  be.
         Nevertheless, the ProFunds intend to invest on a diversified basis.

         . Risks of Aggressive Investment Techniques The ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, futures contracts, and options on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Benchmark Indexes

         .The Russell 2000(R) Index is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises 2,000 of the smallest
         U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000(R) Index which, in turn, represents approximately 98% of the publicly traded U.S.
         equity market.

         .The S&P MidCap 400 Index(R) is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

         .The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The index is computed and distributed by the Nihon Keizai Shimbun (NKS).

         ProFunds' Board of Trustees may change a ProFund's investment objective without shareholder approval if, for example, it believes another benchmark might better suit shareholder needs.

Who May Want to Consider a ProFunds Investment

         The ProFunds may be appropriate for investors who:

         . believe that over the long term, the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time.
         Investors in the ProFunds should understand that since each ProFund seeks to double the daily performance of its benchmark index, it should have twice the volatility of a conventional index fund and twice the potential risk of loss.

         . are seeking to match an index's daily return with half the investment required of conventional stock index mutual funds.


         -----------------------------------------------------------------------
         An investor  might invest  $100,000 in a conventional  Russell  2000(R)
         Index Fund.  Alternatively  that same  investor  could invest half that amount--$50,000--in  the  UltraSmall-Cap  ProFund  and  target the same daily return.
         -----------------------------------------------------------------------

         All of the ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling or exchanging among stock mutual funds, since the ProFunds do not limit how often an investor may exchange among the ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund.

ProFunds' Performance

         Because the ProFunds are newly formed and have no investment track record, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

Annual ProFund Operating Expenses

         The tables below describe the estimated fees and expenses you may pay if you buy and hold shares of the ProFunds during their first year of operations. The ProFunds are "no-load" mutual funds. You pay no sales charge when you buy or sell shares, or when you reinvest dividends.





         Annual Operating Expenses - INVESTOR CLASS SHARES
         (percentage of average daily net assets)

                                      UltraSmall-Cap                UltraMid-Cap                  UltraJapan
                                          ProFund                      ProFund                      ProFund
Management fees                            0.75%                        0.75%                        0.90%
Distribution (12b-1) fees                  none                         none                         none
Other expenses                             0.58%                        0.58%                        0.58%
Total annual operating                     1.33%                        1.33%                        1.48%
expenses

         Annual Operating Expenses - SERVICE CLASS SHARES
         (percentage of average daily net assets)

                                      UltraSmall-Cap                UltraMid-Cap                  UltraJapan
                                          ProFund                      ProFund                      ProFund
Management fees                            0.75%                        0.75%                        0.90%
Distribution (12b-1) fees                  none                         none                         none
Other expenses                             1.58%                        1.58%                        1.58%
Total annual operating                     2.33%                        2.33%                        2.48%
expenses
-----------------
Note:  The ProFunds  charge $15 for each wire transfer of  redemption  proceeds;
this charge may be waived at the discretion of the ProFunds.

Expense Examples

         The following examples illustrate the expenses you would have incurred on a $10,000 investment in each ProFund, and are intended to help you compare the cost of investing in the ProFunds compared to other mutual funds. The examples assume that you invest for the time periods shown and redeem all of your shares at the end of each period, that each ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because these examples are hypothetical and for comparison only, your actual costs will be different.

INVESTOR CLASS Expense Examples
                                          1 year   3 years

         UltraSmall-Cap ProFund             $135     $421
         UltraMid-Cap ProFund               $135     $421
         UltraJapan ProFund                 $151     $468

SERVICE CLASS Expense Examples
                                          1 year   3 years

         UltraSmall-Cap ProFund             $236     $727
         UltraMid-Cap ProFund               $236     $727
         UltraJapan ProFund                 $251     $773




ProFunds Strategy

What the ProFunds Do

         Each ProFund:
         . Seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments, such as futures and options on futures.
         . Uses a mathematical and quantitative approach.
         . Pursues its objective regardless of market conditions, trends or direction.
         . Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds Do Not Do

         ProFund Advisors does not:
         o Conduct conventional stock research or analysis or forecast stock market movement in managing the ProFunds' assets.
         . Invest the ProFunds' assets in stocks or instruments based on ProFund
         Advisors' view of the fundamental prospects of particular companies.
         . Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for their benchmark indexes.
         . Seek to invest to realize dividend income from their investments.
         . Seek to provide correlation with the ProFunds' benchmarks over a period of time other than daily, such as monthly or annually, since mathematical compounding prevents the ProFunds from achieving such results.

Important Concepts

         . Leverage offers a means of magnifying small market  movements,  up or down, into large changes in an investment's value.
         . Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon  amount of commodities or securities,  or the cash value of the commodity or securities, on an agreed-upon date.
         . Option contracts grant one party a right, for a price,  either to buy or sell a  security  or  futures  contract  at a  fixed  sum  during  a specified period or on a specified day
         .  American   Depository   Receipts  represent  the  right  to  receive
         securities  of foreign  issuers  deposited in a bank or trust  company.
         ADRs are an  alternative  to purchasing  the  underlying  securities in their national  markets and currencies.  Investment in ADRs has certain advantages over direct investment in the underlying  foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and
         (ii) issuers whose  securities  are  represented  by ADRs are generally subject to  auditing,  accounting  and  financial  reporting  standards similar to those applied to domestic issuers.

Portfolio Turnover

         ProFund Advisors expects a significant portion of the ProFunds' assets to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds of such trading, market timing trading could increase the rate of ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while the ProFunds do not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.




Share Prices, Classes and Tax Information

Calculating the ProFunds' Share Prices

         Each ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

         Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of an order. If portfolio investments of a ProFund are traded in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

         The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The ProFunds use the following methods for arriving at the current market price of investments held by the ProFunds:

         . securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.
         . securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.
         . futures contracts and options on indexes and securities--the last sale price prior to the close of regular trading on the NYSE.
         . options on futures contracts--priced at fair value determined with reference to established future exchanges.
         . bonds and convertible bonds generally are valued using a third-party pricing system.
         . short-term debt securities are valued at amortized cost, which approximates market value.

         When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the ProFunds' Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the ProFunds sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional
         Information for more details.

         The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New
         Year's Day,  Martin Luther King, Jr. Day (the third Monday in January),
         Presidents' Day (the third Monday in February),  Good Friday,  Memorial
         Day (the last Monday in May),  July 4th, Labor Day (the first Monday in
         September),  Thanksgiving  Day (the fourth  Thursday in  November)  and
         Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before Christmas holiday.

Dividends and Distributions

         Each of the ProFunds intends to distribute to its shareholders every year all of the year's net investment income and net capital gains.
         Each ProFund will reinvest these distributions in additional shares unless a shareholder has written to request a direct cash distribution.

Tax Consequences

         A ProFund  does not  ordinarily  pay income  tax on its net  investment income (which includes  short-term capital gains) and net capital gains that it distributes to  shareholders,  but individual  shareholders pay tax on the dividends and distributions they receive.  Shareholders will generally be taxed regardless of how long they have held ProFund shares and  regardless  of  whether  they  receive  cash  or  choose  to  have distributions  and dividends  reinvested.  Distributions  and dividends generally  will be  taxable  as either  ordinary  income  or  long-term capital  gains.  For  example,  if a ProFund  designates  a  particular distribution  as a  long-term  capital  gain  distribution,  it will be
         taxable  to  shareholders  at  their  long-term   capital  gains  rate.
         Dividends  and  distributions  may also be  subject  to state and local taxes.

         Every year, the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

         If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange of ProFund shares may be treated as a sale.

         The  tax   consequences  for  tax  deferred   retirement   accounts  or
         non-taxable shareholders will be different.

         Please keep in mind:
         . Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gain of the ProFund, not on how long an investor has owned shares of the ProFund.
         . Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.
         . As with all mutual funds,  a ProFund may be required to withhold U.S.
         federal income tax at the rate of 31% of all taxable distributions and redemption proceeds, payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

         Please  see  the   Statement  of   Additional   Information   for  more
         information.  Because each investor's tax  circumstances are unique and because the tax laws are subject to change, ProFund Advisors recommends that  shareholders  consult their tax advisors  about  federal,  state, local and foreign tax consequences of investment in the ProFunds.

Classes of Shares

         Investors in any of the ProFunds can  purchase  either  Investor  Class shares  directly,  or Service Class shares through an authorized  firm, such as a registered  investment  advisor,  a bank or a trust  company.
         Under a  shareholder  services  plan for  Service  Class  shares,  each
         ProFund may pay an authorized  firm up to 1.00% on an annualized  basis of  average  daily net assets  attributable  to its  customers  who are
         Service  Class  shareholders.  For this fee, the  authorized  firms may provide a variety of  services,  such as:
         .  receiving  and  processing  shareholder  orders,  o  performing  the accounting for the shareholder's account,
         . maintaining retirement plan accounts,
         .  answering   questions,   giving  investment   advice,  and  handling
         correspondence for individual accounts,
         . acting as the sole shareholder of record for individual shareholders,
         . issuing shareholder reports and transaction confirmations,
         . executing daily investment "sweep" functions, and
         .  providing  investment  advisory  services.

         Holders of a ProFund's Service Class shares pay all fees and expenses applicable to these shares. The authorized firms may charge extra for services beyond those specified above, but they must furnish clients who own Service Class shares with a schedule explaining those fees.




Shareholder Services Guide

Contacting the ProFunds

                  By telephone:             (888) 776-3637 or (614) 470-8122--
                                            for investors
                                            (888) 776-5717--a phone line dedicated
                                            for use by financial professionals only

                  By mail:                  ProFunds
                                            P.O. Box 182800
                                            Columbus, OH 43218-2800

                  By overnight mail:        ProFunds
                                            c/o BISYS Fund Services
                                            3435 Stelzer Road
                                            Columbus, OH 43219

Minimum Investments

         .  $5,000  for  discretionary   accounts   controlled  by  a  financial
         professional.
         . $15,000 for self-directed accounts controlled directly by investors.

         These minimums apply to all accounts,  including  retirement plans, and apply to the total value of an investor's  initial ProFund  investment.
         The  ProFunds  reserve  the  right  to  reject  or  refuse,   at  their
         discretion,  any order for the purchase of a ProFund's  shares in whole or in part.

Opening Your ProFunds Account

         By mail: Send a completed application, along with a check payable to "ProFunds," to the aforementioned address. Cash, credit cards and credit card checks are not accepted. Please contact the ProFunds in advance if you wish to send third party checks. All purchases must be made in US dollars through a US bank.

         By wire transfer: First, complete an application and fax it to the ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718. Next, call the  ProFunds at (888)  776-3637  (toll-free)  or (614)  470-8122 to a)
         confirm receipt of the faxed application, b) request your new account number, c) inform the ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order. After receiving your confirmation number, instruct your bank to transfer money by wire to:
         UMB Bank,  N.A.
         Kansas City, MO
         Routing/ABA  #:101000695
         ProFunds DDA
         #9870857952

         For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

         Confirmation number: The confirmation number given to you by the ProFunds representative

         After faxing a copy of the completed application, send the original to the ProFunds via mail or overnight delivery. The addresses are shown above under "Contacting the ProFunds by mail."

         Instructions, written or telephonic, given to the ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by the ProFunds. The ProFunds are not liable for any loss incurred due to a wire transfer not having been received.

         Please note that your bank may charge a fee to send or receive wires.

         Establishing Accounts For Tax-Sheltered Retirement Plans
         The ProFunds sponsor Individual Retirement Accounts ("IRAs") that enable individual investors to set up their own retirement savings programs. ProFund Advisors charges an annual fee of $15 per social security number for all types of IRAs to pay for the extra maintenance and tax reporting that these plans require. Investors in other types of retirement plans also may invest in the ProFunds. For additional information and an application, contact the ProFunds directly by phone or at the above address.

Purchasing Additional ProFunds Shares

         By mail: Send a check payable to "ProFunds", noting the ProFund and account number, to the aforementioned address. Cash, credit cards, and credit card checks are not accepted. Please contact the ProFunds in advance if you wish to send third party checks. All purchases need to be made in US dollars through a US bank.

         By wire transfer: Call the ProFunds to inform us of the amount you will be wiring and receive a confirmation number.

         You can then instruct your bank to transfer your funds to:
           UMB Bank, N.A.
           Kansas City, MO
           Routing/ABA #:101000695
           ProFunds DDA #9870857952

           For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number

           Confirmation number: The confirmation number given to you by the ProFunds representative

         Instructions, written or telephonic, given to the ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by the ProFunds. The ProFunds are not liable for any loss incurred due to a wire transfer not having been received.

         Please note that your bank may charge a fee to send or receive wires.

         Please keep in mind when purchasing shares:
         . The minimum subsequent purchase amount is $100.
         . The  ProFunds  price  shares you purchase at the price per share next computed after we receive and accept your purchase order in good order.
         In order to be in good order,  a purchase order must include a properly completed  application  and wire,  check or other form of payment.
         . A wire order is  considered in good order only if (i) you have called the ProFunds under the procedures described above and (ii) the ProFunds receive and accept your wire. The ProFunds can only accept wires during the times they process wires:  between 8:00 a.m. and 3:30 p.m., Eastern time for all the ProFunds.  Wires  received  after the  ProFunds'  wire processing  times  will be  processed  the next  business  day and will receive  that day's share price.  If the primary  exchange or market on which a ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.
         . If your purchase is cancelled, you will be responsible for any losses that  may  result  from  any  decline  in the  value  of the  cancelled purchase.  The ProFunds (or their  agents) have the authority to redeem shares in your  account(s) to cover any losses due to  fluctuations  in share price.  Any profit on a cancelled  transaction will accrue to the
         ProFunds.
         .   Securities   brokers  and  dealers  have  the   responsibility   of
         transmitting  your  orders  promptly.  Brokers  and  dealers may charge transaction fees on the purchase and/or sale of a ProFund shares.

Exchanges

         Shareholders can exchange shares of either class of any ProFund for shares of either class of another ProFund, including the ProFunds that are not described in this prospectus, free of charge. The ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

         The ProFunds accept exchange orders either by phone or in writing. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction. The ProFunds can only accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern time. The ProFunds may not receive or accept orders at any other time. If the primary exchange or market
         (generally, the CME) on which a ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

         Please keep in mind when exchanging shares:
         . An exchange is actually a redemption (sale) of shares of one ProFund and purchase of shares of another ProFund.
         . The minimum exchange for self-directed accounts is $1,000 or, if less, for the account's entire current value. o You may exchange, on a regular basis, shares of the Money Market ProFund (described in another prospectus) for shares of other ProFunds through an Automatic Exchange
         Plan. For more information on this option, please call the ProFunds at 888-776-3637.
         . Before executing an exchange between the ProFunds described in this prospectus for shares of another ProFund, a shareholder must first review the prospectus related to the other ProFund. Such prospectus may be obtained by contacting the ProFunds by letter or telephone at the address or phone number noted on the back cover of this prospectus.

Redeeming ProFund Shares

         You can redeem all or part of your shares at the price next determined after we receive your request. The ProFunds only accept redemption orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m.
         and 9:00 p.m. Eastern time. The ProFunds may not receive or accept orders at any other time. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

         Written Redemptions
         To redeem all or part of your shares in writing, your request needs to include the following information:
         . the name of the ProFund(s),
         . the account number(s),
         . the amount of money or number of shares being redeemed, . the name(s) of the account owners, . the signature(s) of all registered account owners, and . your daytime telephone number.

         Wire Redemptions
         If your account is authorized for wire redemption, your proceeds will be wired directly into the bank account you have designated. The
         ProFunds charge a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the ProFunds to request the appropriate form. Wire redemptions are not available for retirement accounts.

         Signature Guarantee
         Certain redemption requests must include a signature guarantee. Your request needs to be in writing and include a signature guarantee if any of the following situations apply:
         . Your account registration or address has changed within the last 30 calendar days.
         . The check is being mailed to a different address than the one on your account.
         . The check or wire is being made payable to someone other than the account owner.
         . The redemption proceeds are being transferred to an account with a different registration.
         . You wish to redeem more than $100,000.
         . You are adding or changing wire instructions on your account.
         . Other unusual situations as determined by the ProFunds' transfer agent.

         Signature   guarantees  may  be  provided  by  an  eligible   guarantor
         institution  such as a commercial  bank,  an NASD member firm such as a stock broker, a savings association or a national securities exchange.

         Please keep in mind when redeeming shares:
         . Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. The remaining balance needs to be above the applicable minimum investment.
         . The ProFunds normally remit redemption proceeds within seven days of completing your liquidation out of the relevant ProFund. For redemption of shares purchased by check or Automatic Investment, the ProFunds may wait up to 15 days before sending redemption proceeds to assure that the transfer agent has collected the purchase payment.
         . The ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.
         . To redeem shares in a retirement account, your request needs to be in writing, except for exchanges to other ProFunds, which can be requested by phone or in writing. Call the ProFunds to request a retirement distribution form.
         . Involuntary Redemptions: The ProFunds reserve the right to redeem involuntarily an investor's account, including a retirement account, which falls below the applicable minimum investment in total value in the ProFunds due to redemption. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment and a request for partial redemption by an investor that would bring the account below the minimum investment will be treated as a request by the investor for a complete redemption of the account.

         Suspension of Redemptions
         Your right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE or the Federal
         Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, as appropriate, is restricted, as determined by the Securities and Exchange Commission; (ii) for any period during which an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of a ProFund's investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the Securities and Exchange Commission, by order, may permit for protection of the ProFunds' investors.

Automatic Investment and Redemption Plans

         Shareholders may buy and redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100 and the minimum automatic redemption is $500. These minimums are waived for IRA shareholders 70 1/2 years of age or older.

About Telephone Transactions

         . It may be difficult to reach the ProFunds by telephone during periods of heavy market  activity or other times. If you are unable to reach us by telephone, consider sending written instructions.
         . You may initiate  numerous  transactions  by telephone.  Please note, however, that the ProFunds and their agents will not be responsible for
         losses  resulting  from   unauthorized   transactions  when  procedures
         designed to verify the identity of the caller are followed.




ProFunds Management

Board of Trustees and Officers

         The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for day-to-day operations of the ProFunds.

Investment Advisor

         ProFund Advisors LLC
         ProFund  Advisors LLC,  located at 7900  Wisconsin  Avenue,  Suite 300,
         Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds and provides investment advice and management services.
         ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It receives fees equal to 0.75% of the average daily net assets of each of the UltraSmall-Cap ProFund and the Ultra Mid-Cap
         ProFund  and 0.90% of the  average  daily net assets of the  UltraJapan
         ProFund. ProFund Advisors bears the costs of advisory services.

         Michael  L.  Sapir,  Chairman  and Chief  Executive  Officer of ProFund
         Advisors LLC, served as senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown
         University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

         Louis  M.  Mayberg,  President  of  ProFund  Advisors  LLC,  co-founded
         National Capital Companies, L.L.C., an investment bank in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

         William E. Seale,  Ph.D.,  Director of Portfolio  for ProFund  Advisors
         LLC, has more than 29 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

         Each ProFund is managed by an investment team chaired by Dr. Seale.

Other Service Providers

         BISYS  Fund  Services,  located  at  3435  Stelzer  Road,  Suite  1000,
         Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services. Each
         ProFund pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets up to $300 million, the fee is 0.15% of the assets, and it declines to 0.05% for average daily net assets of $1 billion or more.

         ProFund Advisors also performs client support and administrative services for the ProFunds. Each ProFund pays a fee of 0.15% of its average daily net assets for these services.

Year 2000

         Like other funds and business organizations around the world, the ProFunds could be adversely affected if the computer systems used by their investment advisors and other service providers do not properly process and calculate date-related information for the Year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the ProFunds invest, which could impact the prices of the ProFunds' shares.

         The ProFunds have been assured that their service providers have developed and implemented clearly defined and documented plans intended to minimize risks to services critical to the ProFunds' operations associated with Year 2000 issues. The service providers likewise have sought assurances from their respective vendors and suppliers that these entities have addressed any Year 2000 issues.

         In the event that any systems upon which the ProFunds depend are not Year 2000 ready, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the ProFunds' service providers cannot be accurately assessed at this time, the ProFunds currently have no reason to believe that the Year 2000 plans of the investment advisors and other service providers have not been completed. The ProFunds will continue to closely monitor developments relating to this issue.

Other Information

         "Standard & Poor's(R)," "S&P(R)," and "S&P MidCap400 Index(R)," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the ProFunds. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's or the Frank Russell Company and neither Standard & Poor's nor the Frank Russell Company makes any representation regarding the advisability of investing in the Product.

         (Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P).




                                                                    [Back Cover]

You can find more detailed information about each of the ProFunds in their current Statement of Additional Information, dated [ ], 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated [ ], 2000. To receive your free copy of a Statement of Additional
Information, or if you have questions about investing in the ProFunds, write to us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com.

You  can  find  other  information  about  the  ProFunds  on the  SEC's  website
(http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the ProFunds, including their
Statement  of  Additional  Information,  can be reviewed and copied at the SEC's
Public  Reference  Room  in  Washington,  D.C.  For  information  on the  Public
Reference Room, call the SEC at 1-800-SEC-0330.

                           ProFunds Executive Offices
                                  Bethesda, MD


[Logo]

811-08239

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)

     This  Statement of  Additional  Information  describes  the  UltraSmall-Cap
ProFund, the UltraMid-Cap ProFund, and the UltraJapan ProFund (collectively, the
"ProFunds"). Each ProFund offers two classes of shares: Service Shares and Investor Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each ProFund seeks investment results that correspond each day to a specified benchmark. The
ProFunds may be used independently or in combination with each other as part of an overall investment strategy.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds will be achieved.

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the ProFunds' Prospectus, dated [ ], 2000, as supplemented from time to time, which incorporates this Statement of Additional
Information  by reference.  Words or phrases used in the Statement of Additional
Information without definition have the same meaning as ascribed to them in the Prospectus. A copy of the Prospectus is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

        The date of this Statement of Additional Information is [ ], 2000.








                                TABLE OF CONTENTS

                                                                        PAGE

ProFunds....................................................................
Investment Policies and Techniques .........................................
Investment Restrictions.....................................................
Determination of Net Asset Value............................................
Portfolio Transactions and Brokerage........................................
Management of ProFunds......................................................
Costs and Expenses..........................................................
Organization and Description of Shares of Beneficial Interest...............
Taxation ...................................................................
Performance Information ....................................................
Financial Statements........................................................
Appendix  Description of Securities Ratings ................................







                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company, and currently comprises twenty-three separate series. Three of the series are discussed herein. All of the ProFunds are classified as non-diversified, although they currently intend to operate in a diversified manner.

                       INVESTMENT POLICIES AND TECHNIQUES

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus.

     Certain investment restrictions of a ProFund specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the Trust without the approval of shareholders.

     A ProFund may consider changing its benchmark if, for example,  the current benchmark  becomes  unavailable,  the ProFund believes the current  benchmark no longer  serves the  investment  needs of a majority of  shareholders  or another benchmark  better serves their needs,  or the financial or economic  environment
makes  it  difficult   for  the  ProFunds   investment   results  to  correspond
sufficiently to its current benchmark.  If believed  appropriate,  a ProFund may specify a benchmark for itself that is  "leveraged" or  proprietary.  Of course, there can be no assurance that a ProFund will achieve its objective.

     Fundamental  securities  analysis is not generally used by ProFund Advisors
LLC (the "Advisor"), the ProFunds' investment adviser, in seeking to correlate with the respective benchmarks. Rather, the Advisor primarily uses statistical and quantitative analysis to determine the investments a ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (that statistical measure of the difference between the investment results of a ProFunds and the performance of its benchmark), certain factors will tend to cause a ProFunds' investment results to vary from a perfect correlation to its benchmark. The ProFunds, however, do not expect that their total returns will vary adversely from their respective current benchmarks by more than ten percent over the course of a year. See "Special Considerations."

     It is the policy of the ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds. The ProFunds are free to reduce or eliminate the ProFunds' activity in any of those areas without changing the ProFunds fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of its objective.







ULTRASMALL-CAP PROFUND

     The investment objective of the UltraSmall-Cap ProFund is to provide daily investment results that correspond to twice (200%) the performance of the Russell 2000(R) Index.

     The UltraSmall-Cap ProFund does not intend to hold the 2,000 securities included in the Russell 2000(R) Index. Instead, the UltraSmall-Cap ProFund intends to engage in transactions in equities, stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. As a nonfundamental policy, the UltraSmall-Cap ProFund will invest, under normal conditions, at least 65% of its total assets in the securities comprising the Russell 2000(R) Index and instruments with values that are representative of such securities, such as futures and option contracts on such securities or such index.

     The Russell  2000(R) Index is a  capitalization-weighted  index of domestic equities  traded on the NYSE, AMEX and NASDAQ.  The index  represents the bottom
2,000   companies   of  the  3,000  U.S.   stocks   with  the   largest   market
capitalizations.  As of June 30, 1999, the market  capitalization of these 2,000 companies  represented about 8% of the total market  capitalization of the 3,000 companies.  Companies whose stock comprises the Russell 2000(R) Index often have limited  product  lines,  or relatively  new products or services,  and may lack established markets, depth of experienced management, or financial resources and the  ability to generate  funds.  The  securities  of these  companies  may have limited  marketability  and may be more  volatile  in price than  securities  of larger  capitalized  or more  well-known  companies.  Among the  reasons for the greater  price  volatility  of  securities  of  smaller  companies  whose  stock comprises  the Russell  2000(R) Index are the less certain  growth  prospects of smaller firms, the lower degree of liquidity in the markets for such securities, and the greater  sensitivity  of smaller  capitalization  companies  to changing economic conditions than larger capitalization  companies.  Conversely,  because many of these  securities may be overlooked by investors and  undervalued in the marketplace, there is potential for significant capital appreciation.

ULTRAMID-CAP PROFUND

     The investment objective of the UltraMid-Cap ProFund is to provide daily investment results that correspond to twice (200%) the performance of the S&P
MidCap 400 Index(R).

     The UltraMid-Cap ProFund does not intend to hold the 400 securities included in the S&P Mid-Cap 400 Index(R). Instead, the UltraMid-Cap ProFund intends to engage in transactions in equities, stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. As a nonfundamental policy, the UltraMid-Cap ProFund will invest, under normal conditions, at least 65% of its total assets in the securities comprising the S&P Mid-Cap 400 Index(R) and instruments with values that are representative of such securities, such as futures and option contracts on such securities or such index.

     The S&P MidCap 400 Index(R) is a widely used measure of medium  capitalized
U.S. company stock performance. It consists of the common stocks of 400 major corporations selected for their size and the frequency and ease which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy. The securities of medium capitalization companies, while typically not as volatile as the securities of small capitalization companies, may be more volatile than securities of larger or more well-known companies.

ULTRAJAPAN PROFUND

     The investment objective of the UltraJapan ProFund is to provide daily investment results that correspond to twice (200%) the performance of the Nikkei
225 Stock Average.

     The UltraJapan ProFund does not intend to hold the 225 securities  included in the Nikkei 225 Stock  Average.  Instead,  the UltraJapan  ProFund  intends to engage in transactions in equities,  stock index futures  contracts,  options on stock index futures contracts, and options on securities and stock indexes. As a
nonfundamental   policy,  the  UltraJapan  ProFund  will  invest,  under  normal conditions,  at least 65% of its total assets in the  securities  comprising the
Nikkei 225 Stock Average and instruments with values that are  representative of such securities, such as futures and option contracts on such securities or such index.

     The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The index is computed and distributed by the Nihon Keizai Shimbun ("NKS")

     Investing in foreign companies or financial instruments by this ProFund may involve risks not typically  associated  with investing in U.S.  companies.  The value of securities  denominated  in foreign  currencies,  and of dividends from such securities,  can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.  Foreign  securities  markets generally have less trading  volume and less liquidity  than U.S.  markets,  and prices in some foreign markets can be extremely  volatile.  Many foreign countries lack uniform accounting and disclosure  standards.  Because this ProFund will invest directly or indirectly,  in foreign markets, it will be subject to certain of the market,
economic  and  political   risks  prevalent  in  these  foreign   markets,   and
particularly the Japanese markets.

     Changes in foreign  exchange  rates will affect the value of  securities of financial  instruments  denominated or quoted in currencies  other than the U.S.
Dollar, and this ProFund will not engage in activities designed to hedge against foreign currency exchange rate fluctuations. Foreign currency exchange rates may
fluctuate   significantly  over  short  periods  of  time.  They  generally  are determined  by forces of supply and demand in the foreign  exchange  markets and the relative merits of investments in different  countries,  actual or perceived
changes  in  interest  rates  and  other  complex  factors,   as  seen  from  an
international  perspective.   Currency  exchange  rates  also  can  be  affected
unpredictably  by  intervention  (or  failure to  intervene)  by U.S. or foreign governments or central banks, by currency controls or by political  developments in the U.S. or abroad.

     By investing in American Depository Receipts ("ADRs") under normal market conditions, the UltraJapan ProFund may reduce some of the risks of investing in foreign securities. ADRs are denominated in the U.S. Dollar, which reduces the risk of currency fluctuations during the settlement period for either purchases or sales. Further, the information available for ADRs is subject to accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. However, ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures  activities  depends generally  upon  movements  in  the  underlying  commodity.  The  extent  of the
ProFund's  loss from an unhedged  short  position in futures  contracts  or from writing options on futures contracts is potentially unlimited.  The ProFunds may engage in related closing purchase or sale  transactions with respect to options on  futures  contracts  by  buying  an  option  of the same  series as an option previously  written by a ProFund,  or selling an option of the same series as an
option  previously   purchased  by  a  ProFund.  The  ProFunds  will  engage  in transactions in futures  contracts and related options that are traded on a U.S.
exchange  or board of trade or that have been  approved  for sale in the U.S. by the Commodity Futures Trading Commission.

     When a ProFund purchases or sells a stock index futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position or maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds may purchase and sell futures  contracts  and options  thereon
only  to  the  extent  that  such  activities   would  be  consistent  with  the
requirements  of Section 4.5 of the  regulations  promulgated  by the  Commodity
Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange
Act under which each of these  ProFunds would be excluded from the definition of a  "commodity  pool  operator."  Under  Section 4.5 of the CFTC  Regulations,  a
ProFund  may engage in  futures  transactions,  either  for "bona fide  hedging"
purposes, as this term is defined in the CFTC Regulations, or for non- bona fide hedging  purposes to the extent that the  aggregate  initial  margins and option premiums  required to  establish  such non- bona fide  hedging  positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on  futures  contracts  that is  "in-the-money"  at the time of  purchase
(i.e.,  the amount by which the  exercise  price of the put option  exceeds  the current  market  value of the  underlying  security  or the  amount by which the current  market value of the underlying  security  exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5%
limitation.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will maintain in a segregated account cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A
ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will maintain in a segregated account cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index  options  are subject to  substantial  risks,  including  the risk of imperfect  correlation  between the option price and the value of the underlying securities  composing the stock index selected and the risk that there might not be a liquid  secondary  market  for the  option.  Because  the value of an index option depends upon movements in the level of the index rather than the price of a  particular  stock,  whether  a ProFund  will  realize a gain or loss from the purchase or writing  (sale) of options on an index depends upon movements in the level of stock prices in the stock market  generally  or, in the case of certain indexes,  in an industry or market  segment,  rather than upon  movements in the price of a particular stock.  Whether a ProFund will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular  industry or market segment.  This requires  different  skills and  techniques  than are  required  for  predicting changes  in the price of  individual  stocks.  A ProFund  will not enter into an option  position  that exposes the ProFund to an  obligation  to another  party, unless the ProFund either (i) owns an offsetting position in securities or other
options  and/or  (ii)  maintains  with  the  ProFund's   custodian  bank  liquid
instruments  that,  when added to the  premiums  deposited  with  respect to the option,  are  equal  to the  market  value of the  underlying  stock  index  not otherwise covered.

     The ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives.
Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index  options are based on a broad market index such as the S&P
500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.
Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds. See "Illiquid
Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single  investor,  whether  acting  alone or in concert  with others
(regardless  of  whether  such  options  are  written  on the same or  different
Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell;
however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     Each ProFund may buy and write (sell) options on securities for the purpose of realizing its investment objectives. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the
"OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will have and maintain on deposit with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although  certain  securities  exchanges  attempt to  provide  continuously liquid  markets in which  holders  and  writers  of options  can close out their positions at any time prior to the expiration of the option, no assurance can be given  that a  market  will  exist  at all  times  for all  outstanding  options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the
ProFund could exercise  options it holds, and the ProFund would remain obligated until options it wrote were  exercised or expired.  Reasons for the absence of a liquid secondary  market on an exchange include the following:  (i) there may be insufficient  trading  interest in certain  options;  (ii)  restrictions  may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts,  suspensions  or  other  restrictions  may be  imposed  with  respect  to
particular   classes  or  series  of  options;   (iv)   unusual  or   unforeseen
circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange  or the OCC may not at all times be  adequate  to handle  current trading  volume;  or (vi) one or more  exchanges  could,  for  economic or other reasons,  decide or be compelled at some future date to discontinue  the trading of options (or a  particular  class or series of options)  would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result  of  trades  on that  exchange  would  continue  to be  exercisable  in accordance with their terms.

SWAP AGREEMENTS

     The ProFunds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

AMERICAN DEPOSITORY RECEIPTS

     For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the UltraJapan
ProFund can avoid currency risks during the settlement period for either purchase or sales.

     In general,  there is a large,  liquid market in the United States for many
ADRs. The information available for ADRs is subject to the accounting,  auditing and financial  reporting  standards of the domestic  market or exchange on which they are traded,  which  standards are more uniform and more exacting than those to which many foreign  issuers may be subject.  Certain  ADRs,  typically  those denominated  as  unsponsored,  require the  holders  thereof to bear most of the costs of such  facilities,  while issuers of sponsored  facilities  normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute  shareholder  communications  received from the issuer of the  deposited  securities or to pass through the voting rights to
facility  holders  with  respect  to  the  deposited  securities,   whereas  the
depository   of  a  sponsored   facility   typically   distributes   shareholder
communications and passes through the voting rights.

     The UltraJapan  ProFund may invest in both sponsored and unsponsored  ADRs.
Unsponsored   ADRs  programs  are  organized   independently   and  without  the
cooperation of the issuer of the  underlying  securities.  As result,  available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored  depository receipts may be more volatile than if such instruments were sponsored by the issuer.

U.S. GOVERNMENT SECURITIES

     Each ProFund also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

     U.S.  government  securities  include U.S. Treasury  securities,  which are backed by the full faith and credit of the U.S.  Treasury  and which differ only in their interest rates, maturities,  and times of issuance. U.S. Treasury bills have initial  maturities of one year or less;  U.S.  Treasury notes have initial maturities of one to ten years;  and U.S.  Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S.  government  securities  are issued or guaranteed  by agencies or  instrumentalities  of the U.S.  government including,  but not  limited  to,  obligations  of U.S.  government  agencies or instrumentalities,  such  as the  Federal  National  Mortgage  Association,  the
Government National Mortgage Association, the Small Business Administration, the
Federal  Farm  Credit  Administration,  the Federal  Home Loan Banks,  Banks for
Cooperatives  (including  the Central Bank for  Cooperatives),  the Federal Land
Banks, the Federal  Intermediate  Credit Banks, the Tennessee Valley  Authority,
the Export-Import Bank of the United States,  the Commodity Credit  Corporation,
the Federal  Financing  Bank,  the Student Loan Marketing  Association,  and the
National Credit Union  Administration.  Some obligations issued or guaranteed by
U.S.  government  agencies  and  instrumentalities,   including,   for  example,
Government  National  Mortgage  Association   pass-through   certificates,   are
supported by the full faith and credit of the U.S.  Treasury.  Other obligations issued by or guaranteed by Federal agencies,  such as those securities issued by the Federal National  Mortgage  Association,  are supported by the discretionary authority of the U.S.  government to purchase certain obligations of the federal agency,  while other  obligations  issued by or guaranteed by federal  agencies, such as those of the Federal Home Loan Banks,  are supported by the right of the issuer to borrow  from the U.S.  Treasury.  While the U.S.  government  provides financial  support  to  such  U.S.  government-sponsored  Federal  agencies,  no assurance  can be given that the U.S.  government  will always do so,  since the
U.S.  Government  is not so  obligated  by law.  U.S.  Treasury  notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     Each of the ProFunds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.
The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% of its total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To  seek  its  investment  objective,  as a  cash  reserve,  for  liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's  assets in cash or cash  equivalents,  which include,  but are not limited to,  short-term  money  market  instruments,  U.S.
government  securities,   certificates  of  deposit,  bankers  acceptances,   or
repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFund's advantage to do so. The ProFund will establish a segregated account with its custodian bank in which the ProFund will maintain cash or liquid instruments equal in value to the ProFund's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds may borrow money for cash  management  purposes or  investment
purposes.   Each  of  the  ProFunds  may  also  enter  into  reverse  repurchase agreements,  which  may  be  viewed  as a  form  of  borrowing,  with  financial
institutions.   However,  to  the  extent  a  ProFund  "covers"  its  repurchase
obligations  as  described  above  in  "Reverse  Repurchase   Agreements,"  such
agreement will not be considered to be a "senior security" and, therefore,  will not be subject to the 300% asset coverage  requirement  otherwise  applicable to borrowings by the ProFunds.  Borrowing  for  investment is known as  leveraging.
Leveraging  investments,  by purchasing  securities  with borrowed  money,  is a speculative  technique  which  increases  investment  risk,  but also  increases investment  opportunity.  Since  substantially  all of a  ProFund's  assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net  asset  value  per  share of the  ProFund  will  increase  more when the
ProFund's  portfolio  assets  increase  in  value  and  decrease  more  when the
ProFund's  portfolio  assets decrease in value than would otherwise be the case.
Moreover,  interest costs on borrowings may fluctuate with changing market rates of  interest  and may  partially  offset or exceed the  returns on the  borrowed funds.  Under  adverse  conditions,  a  ProFund  might  have to  sell  portfolio securities  to meet  interest or  principal  payments at a time when  investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including Sundays and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Each of the ProFunds may lend its portfolio securities to brokers, dealers, and  financial  institutions,  provided  that cash equal to at least 100% of the market value of the  securities  loaned is  deposited  by the borrower  with the
ProFund and is maintained each business day in a segregated  account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon,  and the ProFund may invest the cash collateral in portfolio  securities,  thereby earning  additional income. A
ProFund  will not lend  more than 33 1/3% of the  value of the  ProFund's  total assets.  Loans would be subject to  termination  by the lending  ProFund on four business  days'  notice,  or by the  borrower  on  one  day's  notice.  Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures  to the  lending  ProFund.  There  may be risks  of  delay  in  receiving additional  collateral  or risks of delay in recovery of the  securities or even loss of rights in the securities lent should the borrower of the securities fail
financially.   A  lending  ProFund  may  pay  reasonable   finders,   borrowers,
administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. Each ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Trust will also establish a segregated account with the Trust's custodian bank in which the ProFunds will maintain liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds may invest in the securities of other investment  companies to the extent that such an investment  would be consistent with the requirements of the 1940 Act. If a ProFund  invests in, and, thus, is a shareholder  of, another
investment  company,  the  ProFund's   shareholders  will  indirectly  bear  the
ProFund's  proportionate  share  of the  fees and  expenses  paid by such  other investment company,  including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other  expenses  that the  ProFund  bears  directly in  connection  with the
ProFund's own operations.

ILLIQUID SECURITIES

     While none of the ProFunds  anticipates  doing so, each of the ProFunds may
purchase  illiquid  securities,   including  securities  that  are  not  readily
marketable and  securities  that are not  registered  ("restricted  securities")
under the Securities Act of 1933, as amended (the "1933 Act"),  but which can be sold to  qualified  institutional  buyers  under  Rule 144A of the 1933  Act.  A
ProFund  will not invest more than 15% of the  ProFund's  net assets in illiquid securities.  The term "illiquid  securities"  for this purpose means  securities that cannot be disposed of within seven days in the ordinary  course of business at  approximately  the amount at which the  ProFund  has valued the  securities.
Under  the  current  guidelines  of the  staff of the  Securities  and  Exchange
Commission  (the  "Commission"),  illiquid  securities  also are  considered  to include, among other securities,  purchased  over-the-counter  options,  certain cover for  over-the-counter  options,  repurchase  agreements with maturities in excess of seven days,  and certain  securities  whose  disposition is restricted under the Federal  securities laws. The ProFund may not be able to sell illiquid securities when the Advisor  considers it desirable to do so or may have to sell such  securities  at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher  dealer  discounts and other selling  expenses  than  does the  sale of  securities  that  are not  illiquid.
Illiquid   securities   also  may  be  more   difficult  to  value  due  to  the
unavailability   of  reliable  market   quotations  for  such  securities,   and
investments  in  illiquid  securities  may have an  adverse  impact on net asset value.

     Institutional  markets for restricted securities have developed as a result of the  promulgation  of Rule 144A  under the 1933 Act,  which  provides  a safe
harbor  from  1933  Act  registration   requirements  for  qualifying  sales  to
institutional  investors.  When  Rule  144A  restricted  securities  present  an attractive  investment  opportunity  and otherwise  meet selection  criteria,  a
ProFund may make such  investments.  Whether or not such securities are illiquid depends on the market that exists for the  particular  security.  The Commission staff  has  taken  the  position  that the  liquidity  of Rule  144A  restricted securities  is a question  of fact for a board of trustees  to  determine,  such determination  to be based on a consideration of the  readily-available  trading markets  and the  review of any  contractual  restrictions.  The staff  also has acknowledged  that, while a board of trustees  retains ultimate  responsibility, trustees  may  delegate  this  function to an  investment  adviser.  Trustees of
ProFunds have delegated this  responsibility  for  determining  the liquidity of
Rule 144A  restricted  securities  which may be  invested in by a ProFund to the
Advisor. It is not possible to predict with assurance exactly how the market for
Rule 144A restricted  securities or any other security will develop.  A security which when purchased  enjoyed a fair degree of  marketability  may  subsequently become  illiquid and,  accordingly,  a security which was deemed to be liquid at the  time of  acquisition  may  subsequently  become  illiquid.  In such  event, appropriate  remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO TURNOVER

     The  nature  of  the  ProFunds   will  cause  the  ProFunds  to  experience
substantial  portfolio  turnover.  A higher portfolio turnover rate would likely involve  correspondingly greater brokerage commissions and transaction and other expenses  which  would  be borne  by the  ProFunds.  In  addition,  a  ProFund's portfolio  turnover  level may  adversely  affect the  ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the  ProFund's  investors,  it is  difficult to estimate  what the  ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the  Commission as the value of the  securities  purchased or
securities   sold,   excluding  all  securities  whose  maturities  at  time  of acquisition were one year or less,  divided by the average monthly value of such securities  owned during the year.  Based on this  definition,  instruments with remaining  maturities of less than one year are excluded from the calculation of portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover  generally would include the futures  contracts and option contracts in which the  ProFunds  invest  since such  contracts  generally  have a  remaining maturity  of less than one  year.  Pursuant  to the  formula  prescribed  by the
Commission,  the portfolio  turnover rate for each ProFund is calculated without regard  to  instruments,  including  options  and  futures  contracts,  having a maturity of less than one year.  Each ProFund  expects to typically hold most of its investments in short-term options and futures contracts,  which,  therefore, are excluded for purposes of computing portfolio turnover.  Therefore,  based on the Commission's  portfolio  turnover  formula,  the ProFunds expect a portfolio turnover rate of approximately 0%.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR.  While the ProFunds do not expect that their returns over a year will deviate  adversely from their  respective  benchmarks by more than ten percent,  several factors may affect their ability to achieve this  correlation.
Among these factors are: (1) ProFund expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment  techniques employed by the ProFunds;  (2) less than all of the  securities in the benchmark being held by a ProFund and securities not included in the benchmark  being held
by  a  ProFund;  (3)  an  imperfect   correlation  between  the  performance  of
instruments held by a ProFund,  such as futures  contracts and options,  and the performance of the underlying securities in the cash market; (4) bid-ask spreads
(the  effect of which may be  increased  by  portfolio  turnover);  (5)  holding instruments  traded in a market  that has become  illiquid or  disrupted;  (6) a
ProFund  share  prices  being  rounded to the nearest  cent;  (7) changes to the benchmark index that are not disseminated in advance;  (8) the need to conform a
ProFund's portfolio holdings to comply with investment  restrictions or policies or regulatory or tax law requirements,  and (9) early and unanticipated closings of the  markets  on which the  holdings  of a ProFund  trade,  resulting  in the inability of the ProFund to execute  intended  portfolio  transactions.  While a close  correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset  value of the  shares  of a ProFund  may  diverge  significantly  from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE.  Each ProFund intends to use leveraged  investment  techniques in pursuing their investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves  the right to a return on a capital  base that  exceeds  the amount the
ProFund has  invested.  Leverage  creates  the  potential  for greater  gains to shareholders of these ProFund during favorable market conditions and the risk of magnified losses during adverse market conditions.  Leverage should cause higher volatility  of the net asset  values of these  ProFund's  shares.  Leverage  may involve the creation of a liability  that does not entail any interest  costs or the creation of a liability  that  requires  the ProFund to pay  interest  which would  decrease the ProFund's  total return to  shareholders.  If these ProFunds
achieve  their  investment   objectives,   during  adverse  market   conditions,
shareholders  should  experience a loss of  approximately  twice the amount they would have incurred had these ProFunds not been leveraged.

     NON-DIVERSIFIED  STATUS. Each ProFund is a  "non-diversified"  series. Each
ProFund is considered  "non-diversified" because a relatively high percentage of the ProFund's  assets may be invested in the  securities of a limited  number of issuers,  primarily  within the same economic sector.  That ProFund's  portfolio
securities,   therefore,  may  be  more  susceptible  to  any  single  economic, political,  or regulatory  occurrence  than the  portfolio  securities of a more
diversified    investment    company.   A   ProFund's    classification   as   a
"non-diversified"  investment company means that the proportion of the ProFund's assets that may be invested in the  securities of a single issuer is not limited by the  1940  Act.  Each  ProFund,  however,  intends  to seek to  qualify  as a
"regulated  investment company" for purposes of the Internal Revenue Code, which imposes diversification  requirements on these ProFund that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     The ProFunds have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.)
For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund may not:

1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry
(excluding the U.S. government and its agencies and instrumentalities or repurchase agreements with respect thereto).

2. Make investments for the purpose of exercising control or management.

3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

5. Issue senior securities to the extent such issuance would violate applicable law.

6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's
Prospectus and Statement of Additional Information, as they may be amended from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business.

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value of shares of a ProFund serves as the basis for the purchase and redemption price of each class of shares. The net asset value per share of a ProFund is calculated by dividing the market value of the ProFund's assets, less all liabilities attributed to the ProFund, by the number of outstanding shares of the ProFund. If market quotations are not readily available, a security will be valued at fair value by the Trustees of the Trust or by the Advisor using methods established or ratified by the Trustees of the Trust.

     The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the over-the-counter markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the ProFunds' Board of Trustees.

     Futures contracts maintained by ProFunds are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by a ProFund will be valued on the basis of the day's settlement prices on the futures exchange or fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In  seeking  to  implement  a  ProFund's  policies,   the  Advisor  effects
transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions.  If the
Advisor  believes such prices and executions  are obtainable  from more than one broker or dealer,  the  Advisor  may give  consideration  to  placing  portfolio transactions  with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor.  Such services may include,  but are not limited to, any one or more of the following: information as to the availability of  securities  for  purchase or sale;  statistical  or factual  information  or opinions pertaining to investment;  wire services; and appraisals or evaluations of  portfolio  securities.  If  the  broker-dealer  providing  these  additional services is acting as a principal for its own account,  no commissions  would be payable.  If the  broker-dealer is not a principal,  a higher  commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is  responsible  for the general  supervision  of the
Trust's   business.   The   day-to-day   operations  of  the  ProFunds  are  the
responsibilities of Trust's officers.  The names and addresses (and ages) of the
Trustees  of the Trust,  the  officers  of the Trust,  and the  officers  of the
Advisor,  together with information as to their principal  business  occupations during  the  past  five  years,  are set  forth  below.  Fees and  expenses  for non-interested  Trustees  will  be  paid  by the  Trust;  Trustee  expenses  for interested Trustees will be paid by the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L. SAPIR* (birthdate: May 19, 1958). Currently: Trustee, Chairman and Chief Executive Officer of ProFunds; Chairman and Chief Executive Officer of the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; Senior Vice
President,  General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson
&  Klingensmith.  His address is 7900  Wisconsin  Avenue,  Suite 300,  Bethesda,
Maryland 20814.

     LOUIS M.  MAYBERG*  (birthdate:  August 9,  1962).  Currently:  Trustee and
Secretary of ProFunds;  President,  the Advisor.  Formerly:  President,  Potomac
Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     NIMISH BHATT (birthdate:  June 6, 1963). Currently:  Treasurer of ProFunds;
Vice  President,  Tax and Financial  Services,  BISYS Fund  Services.  Formerly:
Assistant Vice President,  Evergreen  ProFunds  VP/First Union Bank;  Senior Tax
Consultant,  Price  Waterhouse LLP. His address is 3435 Stelzer Road,  Columbus,
Ohio 43219.

     MICHAEL C. WACHS  (birthdate:  October  21,  1961).  Currently:  Trustee of
ProFunds;  Vice  President,   Delancy  Investment  Group,  Inc.  Formerly:  Vice
President/Senior  Underwriter,  First Union National Bank; Vice President,  Vice
President/Senior  Credit  Officer and Vice  President/Team  Leader,  First Union
Capital  Markets  Corp.  His  address  is  1528  Powder  Mill  Lane,  Wynnewood,
Pennsylvania 19096.

     RUSSELL S. REYNOLDS, III (birthdate: July 21, 1957). Currently:  Trustee of
ProFunds;   Managing   Director,   Chief   Financial   Officer  and   Secretary,
Directorship,  Inc. Formerly: President, Quadcom Services, Inc. His address is 7
Stag Lane, Greenwich, Connecticut 06831.

     *This Trustee is deemed to be an "interested  person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

PROFUNDS TRUSTEE COMPENSATION TABLE

            The following table reflect fees paid to the Trustees for the year ended December 31, 1998.

NAME OF
PERSON:  POSITION                                                 COMPENSATION

Michael L. Sapir, Chairman and Chief Executive Officer            None

Louis M. Mayberg, Trustee, President, Secretary                   None

Russell S. Reynolds, III, Trustee                                 $5,000

Michael C. Wachs, Trustee                                         $3,750

PROFUND ADVISORS LLC

     Under an investment  advisory  agreement  between the Trust and the Advisor with respect to the ProFunds,  dated [ ], 2000, the  UltraSmall-Cap  ProFund and
UltraMid-Cap  ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75% and the UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets,  of 0.90%. The
Advisor manages the investment and the reinvestment of the assets of each of the
ProFunds,  in  accordance  with  the  investment   objectives,   policies,   and
limitations of each ProFund,  subject to the general  supervision and control of
Trustees and the officers of the Trust.  The Advisor bears all costs  associated with providing  these advisory  services.  The Advisor,  from its own resources, including  profits from advisory fees received from the ProFunds,  provided such fees are legitimate and not excessive,  also may make payments to broker-dealers and other  financial  institutions  for their  expenses in  connection  with the distribution of ProFund shares.  The Advisor's address is 7900 Wisconsin Avenue,
Suite 300, Bethesda, Maryland 20814.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS")
acts as Administrator to the ProFunds.  The Administrator  provides the ProFunds
with  all  required  general   administrative   services,   including,   without
limitation,  office space, equipment,  and personnel;  clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination  of net  asset  values;  and the  preparation  and  filing  of all reports,  registration  statements,  proxy  statements,  and all other materials required  to be filed or  furnished  by the  ProFunds  under  Federal  and state securities  laws.  The  Administrator  also  maintains the  shareholder  account records for the ProFunds, distributes dividends and distributions payable by the
ProFunds,  and  produces  statements  with  respect to account  activity for the
ProFunds and their  shareholders.  The Administrator  pays all fees and expenses that are directly related to the services  provided by the  Administrator to the
ProFunds;  each ProFund  reimburses the  Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the
Administrator provides to the ProFunds under the service agreement.

     For its services as Administrator, each ProFund pays BISYS an annual fee equal to .05% of average daily net assets. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund
Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000,
Columbus, Ohio 43219.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds. For these services, each ProFund will pay to the Advisor a fee at the annual rate of .15% of its average daily net assets for all ProFunds.

     UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers  LLP serves as independent auditors to the ProFunds.
PricewaterhouseCoopers  LLP provides audit services,  tax return preparation and
assistance   and   consultation   in   connection   with  certain  SEC  filings.
PricewaterhouseCoopers  LLP is located at 100 East Broad Street,  Columbus, Ohio
43215.

LEGAL COUNSEL

     Dechert Price & Rhoads serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTOR

     Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the distributor and principal underwriter of the ProFunds' shares in all fifty states and the District of Columbia. Concord Financial Group, Inc.
receives no compensation from the ProFunds for serving as distributor.

SHAREHOLDER SERVICES PLAN

     Each ProFund has adopted a Shareholder Services Plan (the "Plan") which provides that each ProFund will make payments equal to 1.00% (on an annual basis) of the average daily value of the net assets of such ProFund's Service
Class shares attributable to or held in the name of the investment advisers and other authorized institutions that sell Service Class shares ("Authorized
Firms") for providing account administration services to their clients who are beneficial owners of such shares. The Administrator may act as an Authorized
Firm. The Trust will enter into agreements ("Shareholder Services Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Shareholder Services Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to or held in the name of the Authorized Firm for its clients. The
ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     The Trustees of the Trust, including a majority of the Trustees who are not interested  persons  of the Trust and who have no direct or  indirect  financial interest  in the  operation  of the  Plan or the  related  Shareholder  Services
Agreements,  have voted to adopt the Plan and Shareholder Services Agreements at a meeting  called  for the  purposes  of  voting  on such  Plan and  Shareholder
Services Agreements. The Plan and Shareholder Services Agreements will remain in effect for a period of one year and will continue in effect  thereafter  only if such continuance is specifically  approved annually by a vote of the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding
Service  Class  shares  of  the  affected  ProFund.   The  Shareholder  Services
Agreements  may be terminated at any time,  without  payment of any penalty,  by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class shares of the affected ProFund on not more than
60  days'  written  notice  to  any  other  party  to the  Shareholder  Services
Agreements. The Shareholder Services Agreements shall terminate automatically if assigned.  The Trustees  have  determined  that, in their  judgment,  there is a reasonable  likelihood  that the Plan will  benefit the  ProFunds and holders of
Service Class shares of such ProFunds.  In the Trustees' quarterly review of the
Plan and  Shareholder  Services  Agreements,  they will consider their continued
appropriateness and the level of compensation provided therein.

     The intent of the Plan and Shareholder Services Agreements is to procure quality shareholder services on behalf of ProFund shareholders; in adopting the Plan and Shareholder Services Agreements, the Trustees considered the fact that such shareholder services may have the effect of enhancing distribution of ProFund Service Class shares and the growth of the ProFunds. In light of this, the ProFunds intend to observe the procedural requirements of Rule 12b-1 under the 1940 Act in considering the continued appropriateness of the Plan and Shareholder Services Agreements.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agent fees; shareholder servicing fees;
custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds is a registered  open-end  investment  company under the 1940 Act.
The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of twenty-three separately managed series, three of which are described herein. Other series may be added in the future. Each ProFund offers two classes of share: the Service Class shares and the Investor Class shares.

     All shares of the ProFunds are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under   Delaware  law,  the  Trust  is  not  required  to  hold  an  annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders.  Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust  shareholders or by written  consent of such Trustees.  If requested by  shareholders of at least
10% of the  outstanding  shares of the  Trust,  the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The  Declaration  of  Trust  of  the  Trust  disclaims   liability  of  the
shareholders  or the officers of the Trust for acts or  obligations of the Trust which are binding only on the assets and property of the Trust.  The Declaration of Trust provides for  indemnification  of the Trust's property for all loss and expense of any  shareholder  held  personally  liable for the obligations of the
Trust. The risk of a Trust  shareholder  incurring  financial loss on account of shareholder  liability  is limited to  circumstances  in which the Trust  itself would  not be able  to  meet  the  Trust's  obligations.  This  risk  should  be considered remote.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or  distribution  paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund.  The price  of  shares  purchased  at  that  time  will  include  the  amount  of the
forthcoming   distribution,   but  the  distribution  will  be  taxable  to  the
shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by the ProFunds generally will be subject to state and local taxes.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A
RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10%
of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer
(other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each
ProFund intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses
(adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If a ProFund  purchases  a debt  security  at a price lower than the stated
redemption  price of such debt  security,  the excess of the  stated  redemption price  over the  purchase  price is "market  discount".  If the amount of market discount is more than a de minimis  amount,  a portion of such  market  discount must be included as ordinary  income (not  capital  gain) by the ProFund in each taxable  year in which the ProFund  owns an interest in such debt  security  and receives a principal payment on it. In particular,  the ProFund will be required to allocate that principal  payment first to the portion of the market  discount on the debt security that has accrued but has not previously  been includable in income. In general, the amount of market discount that must be included for each period is equal to the  lesser of (i) the  amount  of market  discount  accruing during  such period  (plus any accrued  market  discount  for prior  periods not previously taken into account) or (ii) the amount of the principal  payment with respect to such period. Generally,  market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at
a  constant  yield  to  maturity  which  takes  into  account  the   semi-annual
compounding of interest.  Gain realized on the  disposition of a market discount obligation must be recognized as ordinary  interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes
(see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section
1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddles rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The  ProFunds  may  invest in shares of  foreign  corporations  that may be classified under the Code as passive foreign investment companies ("PFICs").  In general,  a foreign  corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income
is   investment-type   income.   If  a  ProFund  receives  a  so-called  "excess
distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess  distribution,  whether or not the  corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess  distribution  is treated as having been realized  ratably over the period  during  which the ProFund  held the PFIC  shares.  Each ProFund will itself be subject to tax on the portion,  if any, of an excess distribution that is so allocated to prior ProFund  taxable  years and an interest  factor will be added to the tax, as if the tax had been  payable in such prior  taxable  years.
Certain  distributions  from a PFIC as well as gain from the sale of PFIC shares are treated as excess  distributions.  Excess distributions are characterized as ordinary  income even  though,  absent  application  of the PFIC rules,  certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions  of investment  company  taxable income are taxable to a U.S.
shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares.
Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal ( or other delivery ) service is unable to deliver checks to the shareholder's address of record, the ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. The ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption,  sale or exchange of shares of a ProFund,  a shareholder will  realize  a  taxable  gain or loss  depending  upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital  assets in the  shareholder's  hands and  generally  will be  long-term, mid-term or short-term,  depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption,  sale or exchange will be disallowed
to  the  extent  the  shares  disposed  of  are  replaced   (including   through
reinvestment of dividends) within a period of 61 days,  beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss. Any loss realized by a shareholder on the  disposition of a ProFund's  shares held by the shareholder  for six  months  or less  will be  treated  for tax  purposes  as a long-term  capital  loss to the  extent of any  distributions  of  capital  gain dividends  received or treated as having been received by the  shareholder  with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund generally will be required to withhold federal income tax at a
rate  of  31%  ("backup   withholding")   from  dividends  paid,   capital  gain
distributions,  and redemption  proceeds to  shareholders if (1) the shareholder
fails  to  furnish  the  ProFund  with  the   shareholder's   correct   taxpayer
identification  number or  social  security  number,  (2) the IRS  notifies  the shareholder or the ProFund that the  shareholder  has failed to report  properly certain  interest  and  dividend  income to the IRS and to respond to notices to that effect,  or (3) when  required to do so, the  shareholder  fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S.
federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds may advertise the total return of the ProFund for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund. Other total return quotations, aggregate or average, over other time periods for the ProFund also may be included.

     The total return of a ProFund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance  reports,  promotional  literature,  and/or analyses of shareholder  service for a ProFund,  comparisons of the  performance information of the ProFund for a given period to the  performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not  limited  to,  ones  provided  by Dow  Jones &  Company,  Standard  & Poor's
Corporation,  Lipper Analytical  Services,  Inc., Shearson Lehman Brothers,  the
National  Association of Securities  Dealers,  Inc., The Frank Russell  Company,
Value Line  Investment  Survey,  the American Stock Exchange,  the  Philadelphia
Stock Exchange, Morgan Stanley Capital International,  Wilshire Associates,  the
Financial  Times-Stock  Exchange,  and the Nikkei  Stock  Average  and  Deutsche
Aktienindex,  all of which are unmanaged market indicators. Such comparisons can be useful  measures  of the quality of a ProFund's  investment  performance.  In particular,  performance  information  for  the  UltraSmall-Cap  ProFund  may be compared to various unmanaged indexes, including, but not limited to its current
benchmark,   the  Russell  2000(R)  Index;   performance   information  for  the
UltraMid-Cap  ProFund may be compared to various unmanaged  indexes,  including, but not limited to, its current benchmark,  the S&P MidCap 400 Index(R); and the performance  information  for the UltraJapan  ProFund may be compared to various unmanaged indexes,  including,  but not limited to, its current  benchmark,  the
Nikkei 225 Stock Average.

     In addition,  rankings,  ratings, and comparisons of investment performance
and/or   assessments  of  the  quality  of  shareholder   service  appearing  in
publications such as Money,  Forbes,  Kiplinger's  Magazine,  Personal Investor,
Morningstar,  Inc., and similar sources which utilize  information  compiled (i)
internally,  (ii) by Lipper Analytical Services,  Inc.  ("Lipper"),  or (iii) by
other recognized analytical services, may be used in sales literature. The total return of each ProFund also may be compared to the  performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked  and  published  by such  independent  organizations  as Lipper  and CDA
Investment Technologies, Inc., among others.

     Further information about the performance of the ProFunds will be contained in the ProFunds annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI. However, because the ProFunds have no history of investment operations, they have not yet prepared any shareholder reports.

RATING SERVICES

     The  ratings of  Moody's  Investors  Service,  Inc.  and  Standard & Poor's
Ratings Group represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

         Other Information

     The ProFunds are not  sponsored,  endorsed,  sold or promoted by Standard &
Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), the Frank Russell
Company or NKS. S&P, the Frank Russell Company or NKS make no  representation or warranty,  express or  implied,  to the owners of shares of the  ProFunds or any member of the public  regarding  the  advisability  of investing  in  securities generally or in the ProFunds  particularly  or the ability of the S&P MidCap 400
Index(R),   the  Russell   2000(R)  Index  or  the  Nikkei  225  Stock  Average,
respectively,  to track  general  stock  market  performance.  S&P's,  the Frank
Russell Company's and NKS' only relationship to the Licensee is the licensing of certain  trademarks  and trade names of S&P, the Frank Russell  Company and NKS, respectively,  and of the S&P MidCap 400 Index(R), the Russell 2000(R) Index and
the Nikkei 225 Stock Average,  respectively.  S&P, the Frank Russell Company and
NKS have no obligation to take the needs of the Licensee or the owners of shares of the ProFunds into consideration in determining,  composing or calculating the
S&P MidCap 400  Index(R),  the  Russell  2000(R)  Index and the Nikkei 225 Stock
Average,  respectively.   S&P,  the  Frank  Russell  Company  and  NKS  are  not
responsible for and have not participated in the determination or calculation of the equation by which the shares of the ProFunds are to be converted  into cash.
S&P,  the Frank  Russell  Company and NKS have no  obligation  or  liability  in connection with the administration, marketing or trading of the ProFunds.

     S&P DOES NOT  GUARANTEE  THE ACCURACY  AND/OR THE  COMPLETENESS  OF THE S&P
MIDCAP 400 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY
FOR ANY ERRORS,  OMISSIONS,  OR  INTERRUPTIONS  THEREIN.  S&P MAKES NO WARRANTY,
EXPRESS OR IMPLIED,  AS TO RESULTS TO BE OBTAINED BY LICENSEE,  OWNERS OF SHARES
OF THE  PROFUNDS,  OR ANY OTHER  PERSON OR ENTITY FROM THE USE OF THE S&P MIDCAP
400  INDEX(R)  OR ANY DATA  INCLUDED  THEREIN.  S&P MAKES NO  EXPRESS OR IMPLIED
WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A  PARTICULAR  PURPOSE OR USE WITH RESPECT TO THE S&P MIDCAP 400 INDEX(R) OR
ANY DATA INCLUDED  THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING,  IN NO EVENT
SHALL  S&P  HAVE  ANY  LIABILITY  FOR  ANY  SPECIAL,   PUNITIVE,   INDIRECT,  OR
CONSEQUENTIAL  DAMAGES  (INCLUDING  LOST  PROFITS),  EVEN  IF  NOTIFIED  OF  THE
POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

     Since the ProFunds had not commenced operation as of the date of this Statement of Additional Information, there are no financial statements to include in the Statement of Additional Information.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS  NOT  CONTAINED  IN THE  PROSPECTUS,  OR IN  THIS  STATEMENT  OF
ADDITIONAL  INFORMATION,  IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS
AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON
AS HAVING BEEN AUTHORIZED BY PROFUNDS.  THIS STATEMENT OF ADDITIONAL INFORMATION
DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN
OFFERING MAY NOT LAWFULLY BE MADE.









                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA-Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA-Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.


DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury ProFunds.

     AA+, AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime-These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General  Obligation  Bonds-In a period of economic stress, the issuers will suffer  the  smallest  declines  in  income  and  will be least  susceptible  to autonomous decline.  Debt burden is moderate. A strong revenue structure appears
more  than  adequate  to  meet  future  expenditure  requirements.   Quality  of
management appears superior.

     Revenue Bonds-Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA-High Grade-The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds  which are rated Aa judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's  may  apply  the   numerical   modifier  in  each  generic   rating
classification  from Aa through B. The  modifier 1 indicates  that the  security within its generic  rating  classification  possesses the  strongest  investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+.
Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating  Prime-1 is the  highest  commercial  paper  rating  assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting  institutions)  are considered to have a superior  capacity for  repayment of short-term  promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff  1+-Highest  certainly  of  timely  payment.   Short  term  liquidity,
including  internal  operating  factors and/or access to alternative  sources of funds,  is outstanding,  and safety is just below risk free U.S.  Treasury short term obligations.

     Duff 1-Very high certainty of timely +.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk.
Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A-Obligations  for which there is a low  expectation  of  investment  risk.
Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB-Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB-Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B-Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC-Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC-Obligations which are highly speculative or which have a high risk of default.

     C-Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating  Prime-1 is the  highest  commercial  paper  rating  assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting  institutions)  are considered to have a superior  capacity for  repayment of short-term  promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3-Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B-Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C-Obligations for which there is an inadequate capacity to ensure timely repayment. D-Obligations which have a high risk of default or which are currently in default

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1-The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2-The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3-The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4-The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA-The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA-The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A-The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB-The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT  GRADE (ISSUES REGARDED AS HAVING SPECULATIVE  CHARACTERISTICS IN
THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB-While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B-Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC-Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D-Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE  LONG-TERM  DEBT  CATEGORIES  MAY INCLUDE A PLUS (+) OR MINUS (-)
DESIGNATION,  WHICH INDICATES WHERE WITHIN THE RESPECTIVE  CATEGORY THE ISSUE IS
PLACED.


                                    PART C
                                OTHER INFORMATION



ITEM 23. Exhibits


         (a)(1)           Certificate of Trust of ProFunds (the "Registrant")(1)
         (a)(2)           First Amended Declaration of Trust of the Registrant
                          (2)
         (a)(3)           Form of Establishment and Designation of Series dated
                          February 18, 1998(5)
         (a)(4)           Form of Establishment and Designation of Series dated
                          February 23, 1999(5)
         (a)(5)           Form of Establishment and Designation of Eleven Series
                          dated October 15, 1999(6)
         (a)(6)           Form of Establishment and Designation of Three Series
         (b)              By-laws of Registrant (2)
         (c)              Not Applicable
         (d)(1)           Form of Investment   Advisory  Agreement (2)
         (d)(2)           Investment Advisory Agreement for Cash Management
                          Portfolio
         (d)(3)           Amendment to Investment Advisory Agreement between
                          ProFunds and ProFund Advisors LLC (3)
         (d)(4)           Investment Advisory Agreement for UltraEurope and
                          UltraShort Europe ProFunds (4)
         (d)(5)           Form of Amended and Restated Investment Advisory
                          Agreement
         (e)              Form of Distribution Agreement and Dealer Agreement
                          (2)
         (f)              Not Applicable
         (g)(1)           Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)           Amendment to Custody Agreement with UMB Bank, N.A. (3)
         (h)(1)           Form of Transfer Agency Agreement (2)
         (h)(2)           Form of Administration Agreement (2)
         (h)(3)           Form of Administration and Services Agreement
                          incorporated by reference to Bankers Trust Company's
                          Registration Statement on Form N-1A ('40 Act file no.
                          811-06073)filed with the Commission on April 24, 1996.
         (h)(4)           Form of Fund Accounting Agreement (2)
         (h)(5)(i)        Form of Management Services Agreement(2)
         (h)(5)(ii)       Amendment to Management Services Agreement with
                          respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii)      Form of Amended and Restated Management Services
                          Agreement (4)
         (h)(6)           Form of Shareholder Services Agreement related to
                          Adviser Shares (2)
         (h)(7)           Form of Omnibus Fee Agreement with BISYS Fund Services
                          LP (2)
         (h)(8)           Form of Amendment to Omnibus Fee Agreement (6)
         (h)(9)           Form of Participation Agreement (6)
         (h)(10)          Form of Administrative Services Agreement(6)
         (i)              Opinion and Consent of Counsel to the Registrant (2)
         (j)              Consent of Independent Auditors
         (k)              None
         (l)              Purchase Agreement dated October 10, 1997 between the
                          Registrant and National Capital Group, Inc. (2)
         (m)(1)           Form of Distribution Plan (6)
         (m)(2)           Form of Services Agreement (6)
         (n)              Financial Data Schedules
         (o)(1)           Multiple Class Plan (2)
         (o)(2)           Form of Amended and Restated Multi-Class Plan
         (p)(1)           Power of Attorney of Cash Management Portfolio
         (p)(2)           Power of Attorney of ProFunds (4)

(1)  Filed with initial registration statement.

(2)  Previously filed on October 29, 1997 as part of Pre-Effective Amendment No.
     3 and incorporated by reference herein.

(3)  Previously filed on February 24, 1998 as part of  Post-Effective  Amendment
     No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6)  Previously  filed on October 15, 1999 as part of  Post-Effective  Amendment
     No.8 and incorporated by reference herein.




ITEM 24. Persons Controlled By or Under Common Control With Registrant.
         None.

ITEM 25. Indemnification

         The  Registrant  is  organized  as a  Delaware  business  trust  and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997
         (the "Declaration of Trust"),  that permits the Registrant to indemnify
         its  trustees   and  officers   under   certain   circumstances.   Such
         indemnification,  however, is subject to the limitations imposed by the
         Securities Act of 1933, as amended,  and the Investment  Company Act of
         1940, as amended.  The Declaration of Trust of the Registrant  provides that  officers  and trustees of the Trust shall be  indemnified  by the
         Trust  against  liabilities  and  expenses  of defense  in  proceedings against  them by reason of the fact that they each  serve as an officer or trustee  of the Trust or as an officer or trustee of another  entity at the request of the entity.  This  indemnification  is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.


         The   Declaration  of  Trust  of  the   Registrant   provides  that  if
         indemnification  is not  ordered  by a  court,  indemnification  may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees,  or by independent  legal counsel in a written opinion,  that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Advisor

         ProFund Advisors LLC (the "Advisor"), a limited liability company formed under the laws of the State of Maryland on May 8, 1997.
         Information  relating to the business and other  connections of Bankers
         Trust  which  serves  as  investment  adviser  to the  Cash  Management
         Portfolio and each director, officer or partner of Bankers Trust are hereby incorporated by reference to disclosures in Item 28 of BT
         Institutional funds (accession # 0000862157-97-00007) is filed on March
         17, 1997 with the Securities and Exchange Commission.








ITEM 27. Principal Underwriter

Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of Concord
Financial Group, Inc., all of whose principal business address is set forth above, are:

Name                   Principal Position and Offices             Position and Offices
                       with CFG                                   with Registrant

Lynn J. Magnum         Chairman                                   none

Dennis Sheehan Sr.     Vice President                             none

Michael D. Burns       Vice President/                            none
                       Chief Compliance Officer

Steven Mintos          Executive Vice                             none
                       President/Chief Operating Officer

Dale Smith             Vice President/                            none
                       Chief Financial Officer

Kevin Dell             Vice President                             none
                       General Counsel/Secretary

ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2)      BISYS  Fund  Services,   3435  Stelzer  Road,  Columbus,  Ohio
                  (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.


          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on November 15, 1999.


                                        PROFUNDS


                                        /S/ MICHAEL L. SAPIR*
                                        Michael L. Sapir, Chairman
                                        and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                           Title                   Date


/s/      MICHAEL L. SAPIR*           Trustee, President     November 15, 1999
         Michael L. Sapir


/s/      LOUIS MAYBERG*              Trustee, Secretary     November 15, 1999
         Louis Mayberg


/s/      RUSSELL S. REYNOLDS, III*   Trustee                November 15, 1999
         Russell S. Reynolds, III


/s/      MICHAEL WACHS*              Trustee                November 15, 1999
         Michael Wachs


/s/      NIMISH BHATT*               Treasurer              November 15, 1999
         Nimish Bhatt





*By: /s/ KEITH T. ROBINSON


     Keith T. Robinson
     as Attorney-in-Fact
     Date: November 15, 1999

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO


     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore and the State of Maryland on the 15th day of November, 1999.


CASH MANAGEMENT PORTFOLIO

/s/ Amy M. Olmert

Amy M. Olmert, Assistant Secretary


     This Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities indicated with respect to Cash Management Portfolio on November 15th 1999.


Signatures                                 Title


/s/ John Y. Keffer*                      President and Chief Executive Officer
---------------------------------------
    John Y. Keffer


/s/ Charles A. Rizzo*                      Treasurer and Principal
---------------------------------------    Financial and Accounting Officer
    Charles A. Rizzo


/s/ Charles P. Biggar*                     Trustee
--------------------------------------
    Charles P. Biggar


/s/ S. Leland Dill*                        Trustee
--------------------------------------
    S. Leland Dill


/s/ Richard T. Hale*                       Trustee
--------------------------------------
    Richard T. Hale


/s/ Richard J. Herring*                    Trustee
--------------------------------------
    Richard J. Herring


/s/ Bruce E. Langton*                     Trustee
--------------------------------------
    Bruce E. Langton


/s/ Martin J. Gruber*                      Trustee
--------------------------------------
    Martin J. Gruber


/s/ Philip Saunders, Jr.*                  Trustee
--------------------------------------
    Philip Saunders, Jr.


/s/ Harry Van Benschoten*                  Trustee
--------------------------------------
    Harry Van Benschoten


*By: /s/ DANIEL O. HIRSCH

       Amy M. Olmert, Assistant Secretary of Cash Management Portfolio as Attorney-in-Fact


Date: November 15, 1999

                                 Exhibit Index



Exhibit          Description

(a)(6)           Form of Establishment and Designation of Three Series

(d)(2)           Investment Advisory Agreement for Cash Management Portfolio

(d)(5)           Form of Amended and Restated Investment Advisory Agreement

(j)              Consent of Independent Auditors

(n)              Financial Data Schedules

(o)(2)           Form of Amended and Restated Multi-Class Plan

(p)(1)           Power of Attorney of Cash Management Portfolio